NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

Supplement dated September 21, 2017
to the Prospectus dated May 1, 2017 (as revised May 23, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	Effective immediately:

a.	The Investor Destinations Funds may invest in Underlying Funds, including exchange-traded funds ("ETFs"), that are affiliated with the Nationwide Funds.
b.	The following replaces "Fund-of-funds risk" on pages 3, 7 and 11 of the Prospectus in its entirety:
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds and ETFs. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it; (4) the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation, at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest because the investment adviser is also the investment adviser to most, if not all, of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Fund. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Fund. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted for a number of reasons.
c.	The following replaces "Fund-of-funds risk" on pages 15, 19, 23 and 27 of the Prospectus in its entirety:
Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds and ETFs. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it; (4) the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund's asset allocation, at its discretion. Changes to the Fund's Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest because the investment adviser is also the investment adviser to most, if not all, of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Fund. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Fund. To the extent that the Fund invests in the Nationwide Contract, Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns fees. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted for a number of reasons.
d.	The following supplements the section "Large-Cap Stocks" on page 31 pf the Prospectus:

NATIONWIDE MAXIMUM DIVERSIFICATION U.S. CORE EQUITY ETF. This Underlying Fund, by employing a "passive management" (or indexing) approach, seeks to track the total return performance, before fees and expenses, of the TOBAM Maximum Diversification USA Index, which includes large and mid-capitalization common and preferred stocks of U.S. companies.

NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF. This Underlying Fund, by employing a "passive management" (or indexing) approach, seeks to track the total return performance, before fees and expenses, of the R Risk-Based International Index, which consists of common stocks with a primary listing on developed market exchanges outside of North America.

NATIONWIDE RISK-BASED U.S. EQUITY ETF. This Underlying Fund, by employing a "passive management" (or indexing) approach, seeks to track the total return performance, before fees and expenses, of the R Risk-Based US Index, which consists of equity securities that have their primary listing in the United States.

e.	The following replaces "Fund-of-funds risk" on page 34 of the Prospectus in its entirety:
Fund-of-funds risk – there are certain risks associated with a structure whereby a Fund invests primarily in other mutual funds and ETFs. These risks include the following:
● Underlying Fund Expenses: because each Fund owns shares of the Underlying Funds, shareholders of a Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Funds invest. The Underlying Funds will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
● Performance: each Fund's investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more of the Underlying Funds fails to meet its investment objective, a Fund's performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.
● Asset Allocation: each Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of a Fund's investment allocation to it.
● Strategy: there is the risk that the Adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the Adviser may add or delete Underlying

Funds, or alter a Fund's asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.
● Conflict of Interest: the Adviser has the authority to select and replace Underlying Funds. In doing so, the Adviser could be subject to a potential conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds, and the advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Funds. Notwithstanding the foregoing, the Adviser has a fiduciary duty to each of the Investor Destinations Funds and must act in the best interest of each Investor Destinations Fund. In addition, the day-to-day management of the Underlying Funds is conducted by their respective subadvisers. To the extent an NVIT Investor Destinations Fund invests in the Nationwide Contract, Nationwide Life Insurance Company ("Nationwide Life"), an affiliate of the Adviser, also earns fees.
Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted for a number of reasons.
f.	The following supplements the section "U.S. Stocks – Large Cap" on page 52 of the Prospectus:

NATIONWIDE MAXIMUM DIVERSIFICATION U.S. CORE EQUITY ETF seeks to track the total return performance by employing a "passive management" (or indexing) approach, before fees and expenses, of the TOBAM Maximum Diversification USA Index (the "Index"). The Index is a rules-based index that is designed to create a more diversified equity portfolio of the common and preferred stock of large and mid-capitalization U.S. companies relative to traditional market capitalization weighted benchmarks. Under normal circumstances, at least 80% of the Fund's total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index.

NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF, seeks to track the total return performance by employing a "passive management" (or indexing) approach, before fees and expenses, of the R Risk-Based International Index (the "Index").  The Index is a rules-based, equal risk-weighted index that is designed to provide exposure to large capitalization companies in developed markets outside the United States and Canada with lower volatility, reduced maximum drawdown (the loss from the highest Index value to its lowest value before achieving a new highest value), and an improved Sharpe ratio (a risk-adjusted measure of return) as compared to traditional, market capitalization weighted approaches.  Under normal circumstances, at least 80% of the Fund's total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).

NATIONWIDE RISK-BASED U.S. EQUITY ETF seeks to track the total return performance by employing a "passive management" (or indexing) approach, before fees and expenses, of the R Risk-Based US Index (the "Index"). The Index is a rules-based, equal risk-weighted index that is designed to provide exposure to U.S.-listed large capitalization companies with lower volatility, reduced maximum drawdown (the loss from the highest Index value to its lowest value before achieving a new highest value), and an improved Sharpe ratio (a risk-adjusted measure of return) as compared to traditional, market capitalization weighted approaches. Under normal circumstances, at least 80% of the Fund's total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE